SCHEDULE OF STOCK OPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of options, outstanding, beginning balance	562,500,000	560,000,000
Weighted average exercise price, outstanding, beginning balance	$ 0.0172	$ 0.0210
Number of options, granted	2,500,000	2,500,000
Weighted average exercise price, granted	$ 0.0395	$ 0.0036
Number of options, expired/cancelled
Weighted average exercise price, expired/cancelled
Number of options, outstanding, ending balance	565,000,000	562,500,000
Weighted average exercise price, outstanding, ending balance	$ 0.0191	$ 0.0172
Number of options, exercisable, ending balance	466,626,419	431,051,538
Weighted average exercise price, exercisable, ending balance	$ 0.0206	$ 0.0204